                                                      1933 Act File No. 33-41004
                                                      1940 Act File No. 811-6307

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.       ......................
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    Post-Effective Amendment No. __16_ .....................        X
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                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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    Amendment No. _13_ .....................................        X
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                 FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.
                  (Exact Name of Registrant as Specified in Charter)

                                Federated Investors Funds
                                   5800 Corporate Drive

                                 Pittsburgh, PA 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire
                               Federated Investors Tower
                                  1001 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) X on APRIL 30, 2000 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on
_______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copy to:          Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                  2101 L Street, N.W.
                             Washington, D.C. 20037

PROSPECTUS

Federated Adjustable Rate U.S. Government Fund, Inc.

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A mutual fund seeking to provide current income with volatility of principal which is lower than investment companies investing primarily in fixed rate mortgage securities. The Fund pursues its investment objective by investing at least 65% of its total assets in adjustable and floating rate mortgage securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities and in other types of U.S. government securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

APRIL 30, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

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What Do Shares Cost? 10

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How is the Fund Sold? 11

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How to Purchase Shares 11

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How to Redeem and Exchange Shares 13

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Account and Share Information 15

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Who Manages the Fund? 16

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Financial Information 16

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide current income with volatility of principal which is lower than investment companies investing primarily in fixed rate mortgage securities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing at least 65% of the value of its total assets in adjustable and floating rate mortgage backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and in other types of U.S. government securities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

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  Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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  Liquidity Risk. Trading opportunities are more limited for fixed income securities that have complex terms or are not widely held.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns would have been lower.

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The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.15%

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Within the period shown in the Chart, the Fund's highest quarterly return was 3.18% (quarter ended March 31, 1995).

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Its lowest quarterly return was (0.53%) (quarter ended June 30, 1994).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-Year Treasury Index ("ML1YRTI") and the Merrill Lynch 2-Year Treasury Index ("ML2YRTI"), broad-based market indexes tracking U.S. government securities, and the Lipper Adjustable Rate Mortgage Funds Average ("LARMFA"), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	ML1YRTI	ML2YRTI	LARMFA
1 Year	4.14%	4.03%	1.89%	4.38%
5 Year	5.56%	5.85%	6.11%	5.79%
Start of Performance[1]	4.60%	5.33%	5.81%	4.81%

1 The Fund's start of performance date was July 25, 1991.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.47%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 29, 2000.

Total Waivers of Fund Expenses	0.45%
Total Actual Annual Fund Operating Expenses (after waivers)	1.02%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.40% for the fiscal year ended February 29, 2000.

3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.01% for the fiscal year ended February 29, 2000.

4 The shareholder services provider voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.24% for the fiscal year ended February 29, 2000.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	 1Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$250 	$565	$803	$1,757

Expenses assuming no redemption	$150	$465	$803	$1,757

What are the Fund's Investment Strategies?

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The Fund, under normal circumstances, invests at least 65% of the value of its total assets in adjustable rate mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and in other types of U.S. government securities such as fixed rate U.S. government mortgage securities and U.S. Treasury securities. It is anticipated that such a portfolio will generally provide higher current yields than money market securities or alternative investments of comparable credit quality and volatility. While the Fund's net asset value will exhibit greater volatility than that of a money market portfolio, it should exhibit reduced volatility than a portfolio invested primarily in fixed-rate mortgages. The Fund may invest up to 35% of its total assets in mortgage backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by a nationally recognized statistical rating organization (NRSRO). A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.

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Mortgage backed securities generally offer higher yields versus comparable U.S. Treasury securities. The extra yield compensates for prepayment risk. Underlying mortgages, which act as collateral for mortgage securities, may, in most cases, be prepaid by homeowners at any time without penalty. One important reason for prepayments is changes in market interest rates from the time of mortgage origination.

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The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment less likely. An important factor in the Adviser's assessment of these characteristics is the Adviser's interest rate outlook. Characteristics that the Adviser may consider in selecting securities include the interest rate formulas of the underlying mortgages, the index on which the mortgage rate is based, the length of time the underlying mortgages have been outstanding, the prior prepayment history of the mortgages and the federal agencies that securitize the mortgages.

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The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;

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  the Federal Reserve Board's monetary policy; and

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  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

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The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various government mortgage backed securities in order to increase the Fund's return. The Adviser may invest up to 35% of the Fund's assets in mortgage securities issued by non-government agencies which are rated in one of the two highest rating categories by an NRSRO when, in the Adviser's judgment, such investments will potentially enhance return or manage risk under current or anticipated economic and market conditions. The Fund may also engage in dollar roll transactions for their potential to enhance income.

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The Adviser may use collateralized mortgage obligations ("CMOs") with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

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Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed income securities in which the Fund may invest:

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Mortgage Backed Securities

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Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Adjustable Rate Mortgages

The Fund invests in interests in pools of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

Collateralized Mortgage Obligations

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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Non-Government Mortgage Backed Securities

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Non-government backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage backed securities that are rated in one of the two highest rating categories by an NRSRO.

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Treasury Securities

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Treasury securities are direct obligations of the government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

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Credit Enhancement

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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SPECIAL TRANSACTIONS

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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Delayed Delivery Transactions

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Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Asset Coverage

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In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities.

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For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

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Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

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CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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LIQUIDITY RISKS

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Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

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Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security and the Fund could incur losses.

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What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$2 million - $5 million	2 years or less	0.50%
$5 million - $25 million	1 year or less	0.25%
$25 million or more	N/A	None

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If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

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You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;

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  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

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  purchased through investment professionals who did not receive advanced sales payments;

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  if, after you purchase Shares, you become disabled as defined by the IRS;

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  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

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  if your redemption is a required retirement plan distribution; or

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  upon the death of the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of Shares. Because Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange of the same share class from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

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Wire Order Number, Dealer Number or Group Number

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Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

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Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name, account number and account registration;
  amount to be redeemed or exchanged;

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  signatures of all shareholders exactly as registered; and

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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into the same Share Class of another Federated Fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL AND EXCHANGE PROGRAM

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You may automatically redeem and exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Kathleen M. Foody-Malus

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Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since July 1991. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody- Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

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Todd A. Abraham

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Todd A. Abraham has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in finance from Loyola College.

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ADVISER FEES

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The Adviser receives an annual investment adviser fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended February 28 or 29	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.43	$ 9.52	$ 9.56	$ 9.55	$ 9.46
Income from Investment Operations:
Net investment income	0.46	0.48	0.53	0.52	0.54
Net realized and unrealized gain (loss) on investments	(0.10)	(0.09)	(0.04)	0.03	0.08

TOTAL FROM INVESTMENT OPERATIONS	0.36	0.39	0.49	0.55	0.62

Less Distributions:
Distributions from net investment income	(0.46)	(0.48)	(0.53)	(0.52)	(0.53)
Distributions in excess of net investment income[1]	--	--	--	(0.02)	--

TOTAL DISTRIBUTIONS	(0.46)	(0.48)	(0.53)	(0.54)	(0.53)

Net Asset Value, End of Period	$ 9.33	$ 9.43	$ 9.52	$ 9.56	$ 9.55

Total Return[2]	3.89%	4.20%	5.25%	5.90%	6.77%

Ratios to Average Net Assets:

Expenses	1.02%	1.02%	1.10%	1.02%	1.02%

Net investment income	4.76%	5.03%	5.53%	5.42%	5.67%

Expense waiver/reimbursement[3]	0.45%	0.33%	0.28%	0.42%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$108,918	$139,968	$183,604	$224,447	$304,191

Portfolio turnover	65%	55%	67%	108%	144%

1 Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated February 29, 2000, which can be obtained free of charge.

Federated
World-Class Investment Manager

PROSPECTUS

Federated Adjustable Rate U.S. Government Fund, Inc.

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APRIL 30, 2000

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A Statement of Additional Information (SAI) dated April 30, 2000 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and Semi- Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information, without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the SEC in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Federated Adjustable Rate U.S. Government Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6307
Cusip 314072109

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1071005A (4/00)

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STATEMENT OF ADDITIONAL INFORMATION

Federated Adjustable Rate U.S. Government Fund, Inc.

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Adjustable Rate U.S. Government Fund, Inc. (Fund) dated April 30, 2000.

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This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

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APRIL 30, 2000

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Federated
World-Class Investment Manager
Federated Adjustable Rate U.S. Government Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

1071005B (4/00)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 6

How is the Fund Sold? 6

Subaccounting Services 7

Redemption in Kind 7

Account and Share Information 7

Tax Information 7

Who Manages and Provides Services to the Fund? 8

How Does the Fund Measure Performance? 11

Who is Federated Investors, Inc.? 12

Financial Information 13

Addresses 14

How is the Fund Organized?

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The Fund is a diversified open-end, management investment company that was established under the laws of the State of Maryland on March 20, 1991. The Fund changed its name from Fortress Adjustable Rate U.S. Government Fund, Inc. to Federated Adjustable Rate U.S. Government Fund, Inc. on March 31, 1996. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields

The following describes the types of fixed income securities in which the Fund invests:

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Mortgage Backed Securities

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Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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ADJUSTABLE RATE MORTGAGES (ARMS)

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The Fund invests in interests in pools of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS AND TACS

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

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Treasury Securities

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Treasury securities are direct obligations of the government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

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Non-Government Mortgage Backed Securities

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Non-government backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage backed securities that are rated in one of the two highest rating categories by an NRSRO.

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Credit Enhancement

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

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Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, and not for investment leverage. Liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

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TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

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The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation. Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks and credit risks.

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Asset Coverage

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In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated Funds) to lend and borrow money for certain temporary purposes directly to and from other Federated Funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks.

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INVESTMENT RISKS

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There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

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Interest Rate Risks

  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Prepayment Risks

  Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

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  Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

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  Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

Liquidity Risks

  Trading opportunities are more limited for CMOs that have complicated terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

REGULATORY COMPLIANCE

In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), unless the purchase is made solely to reduce interest-rate risk, the Fund will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than 10 years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediately and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

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Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely used market rate; and (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes.

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The Fund may not purchase a residual interest in CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than 10 years.

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FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

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The investment objective of the Fund is to provide current income with volatility of principal which is lower than investment companies investing primarily in fixed rate mortgage securities. The investment objective may not be changed by the Fund's Directors without shareholder approval.

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Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in adjustable and floating rate mortgage securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities and in other U.S. government securities.

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INVESTMENT LIMITATIONS

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Diversification

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With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

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Underwriting

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The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

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Investing in Commodities

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The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

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Investing in Real Estate

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The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

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Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

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Lending

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The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Securities Lending

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The Fund may lend portfolio securities up to one-third of the value of its total assets to broker/dealers, banks or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Board of Directors. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.

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Investing in Stripped Mortgage Securities

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The Fund will not invest its assets in stripped mortgage securities.

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Illiquid Securities

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The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

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Investing in Other Investment Companies

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The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

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Purchases on Margin

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The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

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Pledging Assets

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The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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DETERMINING MARKET VALUE OF SECURITIES

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Market values of the Fund's portfolio securities are determined as follows:

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  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

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  for all other securities at fair value as determined in good faith by the Board.

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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

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What Do Shares Cost?

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The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

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These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a contingent deferred sales charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

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Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

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  representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement.

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  of Shares that represent a reinvestment within 120 days of a previous redemption;

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  of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

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  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; or

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  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

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To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

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  Shares that are not subject to a CDSC; and

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  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

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The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

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How is the Fund Sold?

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Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

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RULE 12B-1 PLAN

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As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale and provides cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

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The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

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The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

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SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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When an investment professional's customer purchases shares, the investment professional may receive:

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  an amount on the NAV of Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

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In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Shares that its customer has not redeemed over the first year.

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Investment professionals purchasing Shares for their customers are eligible to receive an advance payment from the Distributor of 0.25% of the purchase price.

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Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

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Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

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Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

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Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

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As of April 4, 2000, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Shares: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 3,110,056 shares (27.28%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

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The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

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As of April 4, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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Name Birth Date Address Position With Fund	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND DIRECTOR	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$1,108.46	$116,760.63 for the Fund and 43 other investment companies in the Fund Complex
John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR	Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,189.75	$128,455.37 for the Fund and 43 other investment companies in the Fund Complex
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR	Director or Trustee of the Federated Fund Complex; Director, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$1,108.46	$73,191.21 for the Fund and 37 other investment companies in the Fund Complex
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,081.43	$93,190.48 for the Fund and 37 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$1,081.43	$116,760.63 for the Fund and 43 other investment companies in the Fund Complex
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$984.27	$109,153.60 for the Fund and 43 other investment companies in the Fund Complex

Name Birth Date Address Position With Fund	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR	Director or Trustee of some of the Federated Fund Complex; Executive Vice President, Legal and External Affairs, Dugan Valva Contess, Inc. (marketing, communications, technology and consulting); formerly: Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, Marine Midland Bank; Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$594.10	$102,573.91 for the Fund and 40 other investment companies in the Fund Complex
John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA DIRECTOR	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,162.71	$128,455.37 for the Fund and 43 other investment companies in the Fund Complex
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner.	$1,081.43	$116,760.63 for the Fund and 43 other investment companies in the Fund Complex
John S. Walsh Birth Date: November 28, 1957 2007 Sherwood Drive Valparaiso, IN DIRECTOR	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$540.01	$94,536.85 for the Fund and 39 other investment companies in the Fund Complex
J. Christopher Donahue†* Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND DIRECTOR

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Fund and 30 other investment companies in the Fund Complex
Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Fund and 42 other investment companies in the Fund Complex
John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp, Federated Services Company and Federated Securities Corp.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex
Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex
Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Fund and 41 other investment companies in the Fund Complex

Name Birth Date Address Position With Fund	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex
William D. Dawson III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Registered Representative, Federated Securities Corp.; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Fund and 27 other investment companies in the Fund Complex
Todd A. Abraham Birth Date: February 10, 1966 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Todd A. Abraham has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's investment adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.	$0	$0 for the Fund and 2 other investment companies in the Fund Complex

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* An asterisk denotes a Director who is deemed to be an interested person as defined in the1940 Act.

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# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings

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† Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

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INVESTMENT ADVISER

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The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

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The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

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CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

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As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

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BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

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Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

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CUSTODIAN

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State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

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TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

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The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES


For the Year Ended February 28 or 29	2000	1999	1998
Adviser Fee Earned	$738,126	$955,395	$1,201,782

Adviser Fee Reduction	243,057	119,907	65,849

Administrative Fee	125,000	125,000	151,178

12b-1 Fee	12,302

Shareholder Services Fee	295,250

How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's expenses; and various other factors.


Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns given for the one-year, five-year and start of performance periods ended February 29, 2000.



Yield given for the 30-day period ended February 29, 2000.


	30-Day Period	1 Year	5 Years	Start of Performance on July 25, 1991
Total Return	N/A	2.90%	5.20%	4.59%
Yield	5.34%	N/A	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:


  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;


  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;


  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and


  information about the mutual fund industry from sources such as the Investment Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.


The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Merrill Lynch 1-Year Treasury Index and Merrill Lynch 2-Year Treasury Index



Merrill Lynch Treasury Indices are unmanaged indices tracking U.S. government securities. The indices are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.


Lehman Brothers Adjustable Rate Mortgage Funds Average

Lehman Brothers Adjustable Rate Mortgage Funds Average is comprised of all agency guaranteed securities with coupons that periodically adjust over a spread of a published index.

Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index

Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index is an index comprised of mutual funds which invest in short-term (1-3 year) government securities.

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. Mortgage Funds" category in advertising and sales literature.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e., utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Financial Information


The Financial Statements for the Fund for the fiscal year ended February 29, 2000 are incorporated herein by reference to the Annual Report to Shareholders of Federated Adjustable Rate U.S. Government Fund, Inc. dated February 29, 2000.


Addresses

FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants


Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5072


APPENDIX

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Adjustable Rate U.S. Government Fund, Inc. as of
the calendar year-end for each of eight years.

The "y" axis reflects the "% Total Return" beginning with -5% and increasing in increments of 5% up to 10%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1999. The percentages noted are: 4.57%, 3.54%, (0.31%), 8.30%, 5.90%,
5.89%, 3.62% and 4.14%.

PART C.   OTHER INFORMATION.

Item 23.    EXHIBITS:
            --------
            (a)  (i)       Conformed Copy of Articles of Incorporation of the
                 Registrant; (3)
                 (ii)      Conformed Copy of Amendment (dated 5/31/91) to     Articles of
                 Incorporation of the Registrant; (3)
(iii)            Conformed Copy of Amendment (dated 3/29/96) to   Articles of
                    Incorporation of the Registrant; (6)
                 (iv)      Conformed Copy of Amendment (dated 1/13/00) to     Articles of
                 Incorporation of the Registrant; +
            (b)  (i)       Copy of By-Laws of the Registrant; (3)
                 (ii)      Copy of Amendment No. 1 to the By-Laws of the      Registrant;
                 (3)
                 (iii)     Copy of Amendment No. 2 to the By-Laws of the      Registrant;
                 (7)
                 (iv)      Copy of Amendment No. 3 to the By-Laws of the      Registrant;
                 (7)
                 (v)       Copy of Amendment No. 4 to the By-Laws of the      Registrant;
                 (7)
            (c)  Copy of Specimen Certificate for Shares of Beneficial Interest of the
                 Registrant; (5)
            (d)  Conformed copy of Investment Advisory Contract of the Registrant; (3)
            (e)  (i)       Conformed copy of Distributor's Contract of the    Registrant;
                 (3)

                 (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual
                 Funds Service Agreement; and Plan Trustee/Mutual Funds Service
                 Agreement from Item 24(b)(6) of the Cash Trust Series II
                 Registration Statement on Form N1-A, filed ...with the
                 Commission on July 24, 1995. (File Numbers 33-38550 and
                 811-6269)

            (f)   Not applicable;
            (g)   (i)      Conformed Copy of Custodian Agreement of the
                           Registrant; (3)
                  (ii)     Conformed Copy of Custodian Fee Schedule; (6)

+     All exhibits have been filed electronically.

3.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed April 21, 1995. (File Nos. 33-41004 and 811-6307).
5.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      12 on Form N-1A filed April 28, 1997. (File Nos. 33-41004 and 811-6307).
6.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      13 on Form N-1A filed April 28, 1998. (File Nos. 33-41004 and 811-6307).
7.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      14 on Form N-1A filed February 26, 1999. (File Nos. 33-41004 and 811-6307).

            (h)   (i)   Conformed copy of Amended and Restated Agreement for
                        Fund Accounting Services, Administrative Services,
                        Shareholder Transfer Agency Services and Custody
                        Services Procurement; (4)
                  (ii)  The Registrant hereby incorporates the conformed
                        copy of the Shareholder Services Sub-Contract
                        between Fidelity and Federated Shareholder Services
                        from Item 24(b)(9)(iii) of the Federated GNMA Trust
                        Registration Statement on Form N-1A, filed with the
                        Commission on March 26, 1996.
                        (File Nos. 2-75670 and 811-3375)
                  (iii) Conformed copy of Shareholder Services Agreement; (6)
                  (iv) The responses described in Item 23(e)(ii) are hereby

                        incorporated by reference.
            (i)   Conformed copy of Opinion and Consent of Counsel as to
                  legality of shares being registered; (3)
            (j) Conformed copy of Consent of Independent Auditors; + (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (3)
            (m) (i) Conformed copy of Distribution Plan of the

                        Registrant; (1)
                  (ii)  The responses described in Item 23(e)(ii) are hereby incorporated by reference.
            (n)   Not applicable;
            (o)   Conformed copy of Power of Attorney of the
                                  Registrant;+

(p)   The Registrant hereby incorporates the conformed copy of the Code of Ethics for
                Access Persons from Item 23(p) of the Money Market Obligations Trust
                Registration Statement on Form N-1A filed with the Commission on
                February 25, 2000. (File Nos. 33-31602 and 811-5950).

+     All exhibits have been filed electronically.
1.    Response is incorporated by reference to Registrant's Post-Effective Registration
      Statement on Form N-1A filed April 24, 1994.  (File Nos. 33-41004 and 811-6307).
3.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed April 21, 1995.  (File Nos. 33-41004 and 811-6307).
4.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      10 on Form N-1A filed April 25, 1996.  (File Nos.
      33-41004 and 811-6307).
6.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      13 on Form N-1A filed April 28, 1998.  (File Nos.
      33-41004 and 811-6307).
7.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      14 on Form N-1A filed February 26, 1999. (File Nos. 33-41004 and 811-6307).

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:
            ------------------------------------------------------------

            None

Item 25.    INDEMNIFICATION: (2)
            ----------------

Item 26.  Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the
         Officers of the investment adviser are included in Part B of this
         Registration Statement under "Who Manages and Provides Services to the
         Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief
         Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue,
         Pittsburgh, PA, 15222-3779 and Mark D. Olson (Partner, Wilson, Halbrook
         & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                                               Henry A. Frantzen
                                                                J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Jeffrey A. Kozemchak
                                             Sandra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard A. Picchi
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             G. Andrew Bonnewell
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Robert M. Kowit
                                             Richard J. Lazarchic
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Christopher Matyszewski
                                             William M. Painter
                                             Jeffrey A. Petro

Item 26.  Business and Other Connections of Investment Adviser (continued):

         Vice Presidents                     Keith J. Sabol
                                             Frank Semack
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Edward J. Tiedge
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Lori A. Wolff
                                             George B. Wright
         Assistant Vice Presidents:          Catherine A. Arendas
                                             Arminda Aviles
                                             Nancy J. Belz
                                             James R. Crea, Jr.
                                             Karol M. Krummie
                                             Lee R. Cunningham, II
                                             James H. Davis, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             Gary E. Falwell
                                             John T. Gentry
                                             Nikola A. Ivanov
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Grant K. McKay
                                             Natalie F. Metz
                                             Thomas Mitchell
                                             Joseph M. Natoli
                                             Trent Nevills
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             John Quartarolo
                                             Rae Ann Rice
                                             Roberto Sanchez-Dahl, Sr.
                                             Sarath Sathkumara
                                             James W. Schaub
                                             John Sidawi
                                             Matthew K. Stapen
                                             Diane R. Startari
                                             Diane Tolby
                                             Timothy G. Trebilcock
                                             Leonarda A. Vila
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                                               Karen M. Brownlee
                                                                  Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
         Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the
         Federated Fund Complex described in Part B of this Registration
         Statement.

ITEM 27.  PRINCIPAL UNDERWRITERS:
---------------------------------

      (a)...Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following             open-end
investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily
Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated
American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated
Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities,
Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios;
Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund,
Inc.; Federated Municipal Securities Income Trust;
Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated
Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated
U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years;
Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government
Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; FirstMerit Funds; Hibernia
Funds; Independence One Mutual Funds; Intermediate Municipal Trust;
International Series, Inc.; Marshall Funds, Inc.; Money Market Obligations Trust;
Regions Funds; RIGGS Funds; SouthTrust Funds;
Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; Vision
Group of Funds, Inc.; and World Investment Series, Inc.;

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Richard B. Fisher             Chairman,                           President
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales       --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Executive Vice            --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue

     (c)  Not applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            ---------------------------------

            All accounts and records required to be maintained by Section 31(a)
            of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                    Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for Service at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

            Federated Shareholder

            Services Company              P.O. Box 8600
            ("Transfer Agent and          Boston, MA  02266-8600
            Dividend Disbursing Agent")

            Federated Services Company    Federated Investors Tower
            ("Administrator")             1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

            Federated Investment          Federated Investors Tower
            Management Company            1001 Liberty Avenue
            ("Adviser")                   Pittsburgh, PA 15222-3779

            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, MA  02266-8600
            ("Custodian")

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            --------------------

Item 30.    UNDERTAKINGS:
            -------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Directors and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED ADJUSTABLE RATE U.S.
GOVERNMENT FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of
Pennsylvania, on the 25th day of April, 2000.

                 FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  April 25, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ C. Grant Anderson

    C. Grant Anderson               Attorney In Fact        April 25, 2000
    ASSISTANT SECRETARY             For the Persons
                                    Listed Below

John F. Donahue*                    Chairman and Director
                                    (Chief Executive Officer)

William D. Dawson, III*             Chief Investment Officer

Richard B. Fisher*                  President

Richard J. Thomas*                  Treasurer
                                    (Principal Financial and
                                    Accounting Officer)

Thomas G. Bigley*                   Director

John T. Conroy, Jr.*                Director

Nicholas P. Constantakis*           Director

John F. Cunningham*                 Director

J. Christopher Donahue*             Director

Lawrence D. Ellis, M.D.*            Director

Peter E. Madden*                    Director

Charles F. Mansfield*               Director

John E. Murray, Jr., J.D., S.J.D.*  Director

Marjorie P. Smuts*                  Director

John S. Walsh*                      Director

* By Power of Attorney